Income Taxes - Schedule of Movement of Tax Payable (Details)	6 Months Ended
Jun. 30, 2024 MYR (RM)
Schedule of Movement of Tax Payable [Abstract]
Tax payable as of December 31, 2023	RM 1,448,723
Under provision of tax	225,946
Penalties- Late payment	95,933
Penalties- Underestimation	143,522
Tax payable true up	(13,509)
Tax payable as of June 30, 2024	RM 1,674,669